As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 77.74%

	Asset Management - 2.00%
2,460	BlackRock, Inc.	$891,652

	Auto Manufacturers - Major - 2.07%
29,000	General Motors Co.	921,330

	Biotechnology - 4.93%
8,000	Amgen, Inc.	1,334,480
10,900	Gilead Sciences, Inc.	862,408
		2,196,888

	Business Services - 5.07%
640	Priceline Group, Inc.*	941,754
15,960	Visa, Inc. - Class A	1,319,892
		2,261,646

	Business Software & Services - 1.52%
14,200	Cognizant Technology Solutions Corp. - Class A*	677,482

	Catalog & Mail Order Houses - 3.57%
1,900	Amazon.com, Inc.*	1,590,889

	Conglomerates - 2.20%
33,200	General Electric Co.	983,384

	Credit Services - 4.51%
71,800	Synchrony Financial	2,010,400

	Drug Manufacturers - 7.20%
17,800	Bristol-Myers Squibb Co.	959,776
7,400	Johnson & Johnson	874,162
22,050	Merck & Co., Inc.	1,376,140
		3,210,078

	Drugs - Generic - 4.27%
8,260	Allergan PLC*#	1,902,360

	Electronics Wholesale - 2.42%
16,880	Arrow Electronics, Inc.*	1,079,814

	Entertainment - Diversified - 3.02%
14,500	Walt Disney Co.	1,346,470

	Independent Oil & Gas - 5.47%
30,000	Continental Resources, Inc.*	1,558,800
20,300	Newfield Exploration Co.*	882,238
		2,441,038

	Internet Information Providers - 3.87%
1,090	Alphabet, Inc. - Class A*	876,425
1,092	Alphabet, Inc. - Class C*	848,801
		1,725,226

	Medical Laboratories & Research - 2.96%
9,600	Laboratory Corp. of America Holdings*	1,319,808

	Money Center Banks - 7.18%
50,100	Citigroup, Inc.	2,366,223
18,900	Wells Fargo & Co.	836,892
		3,203,115

	Personal Computers - 4.49%
17,700	Apple, Inc.	2,000,985

	Personal Products - 6.43%
15,700	Procter & Gamble Co.	1,409,075
30,800	Unilever PLC - ADR	1,459,920
		2,868,995

	Processed & Packaged Goods - 1.98%
8,100	PepsiCo, Inc.	881,037

	Railroads - 2.58%
37,700	CSX Corp.	1,149,850
	Total Common Stocks (Cost $25,851,172)	34,662,447

	REITS - 5.54%
	Real Estate Development - 5.54%
70,200	Brookfield Asset Manangement, Inc. - Class A#	2,469,636
	Total REITS (Cost $1,677,486)

	SHORT-TERM INVESTMENTS - 19.71%
8,788,009	Fidelity Investments Money Market Government Portfolio, Class I, 0.27%† (Cost $8,788,009)	8,788,009
	Total Investments in Securities (Cost $36,316,667) - 102.99%	45,920,092
	Liabilities in Excess of Other Assets - (2.99)%	(1,334,640)
	Net Assets - 100.00%	$44,585,452

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of September 30, 2016.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Capital Advisors Growth Fund
Notes to Schedule of Investments
September 30, 2016 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities,  including common stocks, and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2016:

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,441,038	$-	$-	$2,441,038
Conglomerates	983,384	-	-	983,384
Consumer Goods	4,671,362	-	-	4,671,362
Financial	7,425,059	-	-	7,425,059
Healthcare	8,629,134	-	-	8,629,134
Services	6,108,777	-	-	6,108,777
Technology	4,403,693	-	-	4,403,693
Total Common Stocks	34,662,447	-	-	34,662,447
REITS	2,469,636	-	-	2,469,636
Short-Term Investments	8,788,009	-	-	8,788,009
Total Investments in Securities	$45,920,092	$-	$-	$45,920,092

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at September 30, 2016, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the period ended September 30, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Capital Advisors Growth Fund

Cost of investments	$36,316,667

Gross unrealized appreciation	$10,222,901
Gross unrealized depreciation	(619,476)
Net unrealized appreciation	$9,603,425

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date  11/15/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 11/15/16

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  11/15/16

* Print the name and title of each signing officer under his or her signature.